PER SHARE INFORMATION (Details) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
PER SHARE INFORMATION
Net income attributable to shareholders of Kyocera Corporation	¥ 115,875	¥ 88,756	¥ 66,473
Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 315.85	¥ 241.93	¥ 181.18
Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 315.85	¥ 241.93	¥ 181.18
Basic weighted average number of shares outstanding	366,864	366,872	366,884
Diluted weighted average number of shares outstanding	366,864	366,872	366,884